Operating Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure Text Block [Abstract]
Lessor, Operating Leases [Text Block]

12. Operating Leases

The Company leases office space under operating leases at four locations in the United States (California, Illinois, Massachusetts, and Florida) and two locations in the European Union (Sofia, Bulgaria and Lisbon, Portugal). The Company had no finance lease obligations as of March 31, 2025.

The Company’s operating lease expense totaled $0.3 million and $0.3 million for the three months ended March 31, 2025 and 2024, respectively. As of March 31, 2025, the weighted-average remaining lease term was 3.4 years and the weighted average discount rate was 11.3%.

Future minimum lease payments under our operating leases and reconciliation to the operating lease liability as of March 31, 2025, are as follows (in thousands):

Year Ending December 31,	Total
2025 (remainder)	$882
2026	1,345
2027	1,046
2028	1,041
Thereafter	-
Total lease payments	4,314
Less: imputed interest	(792)
Present value of total lease payments	3,522
Less: current portion	(875)
Long-term lease liabilities	$2,647

12. Operating Leases

The Company leases office space under operating leases at four locations in the United States (California, Illinois, Massachusetts, and Florida) and one location in the European Union (Sofia, Bulgaria). The Company had no finance lease obligations as of December 31, 2024.

The Company’s operating lease expense totaled $1.4 million and $1.1 million for the years ended December 31, 2024, and 2023, respectively. As of December 31, 2024, the weighted-average remaining lease term was 3.7 years and the weighted average discount rate was 11.2%.

Future minimum lease payments under our operating leases and reconciliation to the operating lease liability as of December 31, 2024, are as follows (in thousands):

Year Ending December 31,	Total
2025	$1,167
2026	1,333
2027	1,046
2028	1,042
Thereafter	-
Total lease payments	4,588
Less: imputed interest	(886)
Present value of total lease payments	3,702
Less: current portion	(839)
Long-term lease liabilities	$2,863